Derivative financial instruments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax		$ (6,232,000)
Copper and Zinc prices hedge
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax	$ 8,839,000
Unrealized gain (loss) net of tax income	$ 6,232,000